Fair Value Measurements (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Liabilities:
Transfer of assets from level 1 to level 2	$ 0	$ 0	$ 0
Transfer of assets from level 2 to level 1	0	0	0
Transfer of liabilities from level 1 to level 2	0	0	0
Transfer of liabilities from level 2 to level 1	0	0	0
Transfer of assets into level 3	0	0	0
Transfer of assets out of level 3	0	0	0
Transfer of liabilities into level 3	0	0	0
Transfer of liabilities out of level 3	0	0	0
Estimated fair value of debt	3,245,700,000	3,155,300,000	3,025,600,000
Gross carrying value of debt	3,076,000,000	3,022,700,000	2,945,900,000
Total | Recurring
Liabilities:
Derivative instruments	11,000,000	12,000,000	15,600,000
Liabilities	11,000,000	12,000,000	15,600,000
Significant other observable inputs (Level 2) | Recurring
Liabilities:
Derivative instruments	11,000,000	12,000,000	15,600,000
Liabilities	$ 11,000,000	$ 12,000,000	$ 15,600,000